SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 2.3%

Agency - 0.5%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	436,207	1.59	5/28/35	419,574
Small Business Administration, Series 2006-20D, Class 1	80,732	5.64	4/1/26	81,741
Small Business Administration, Series 2007-20B, Class 1	83,349	5.49	2/1/27	83,971
Small Business Administration, Series 2007-20J, Class 1	127,303	5.57	10/1/27	129,765

				715,051

Non-Agency - 1.8%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	423,268	6.50	8/15/30	420,358
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	144,715	3.50	6/28/57	143,673
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	98,263
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	283,437
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	169,248	2.48	10/25/33	165,981
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	82,792	2.75	1/25/61	82,072
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	208,655	3.63	9/10/25	209,112
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	770,185
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	534,484	2.18	2/25/60	506,062

				2,679,143

Total Asset-Backed Securities (cost: $3,545,755)				3,394,194

Collateralized Mortgage Obligations - 6.8%

Agency - 2.0%
FHLMC REMICS, Series 2528, Class KM	1,558	5.50	11/15/22	1,561
FHLMC REMICS, Series 3104, Class BY	45,319	5.50	1/15/26	46,333
FHLMC REMICS, Series 3806, Class JA	63,797	3.50	2/15/26	64,003
FHLMC REMICS, Series 4246, Class PT	264,870	6.50	2/15/36	289,562
FHLMC REMICS, Series 4759, Class NA	104,222	3.00	8/15/44	103,306
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	581,084	7.00	3/25/44	612,524
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	286,917	2.97	8/25/43	276,732
FNMA REMICS, Series 2009-13, Class NX	107	4.50	3/25/24	107
FNMA REMICS, Series 2009-71, Class MB	3,256	4.50	9/25/24	3,266
FNMA REMICS, Series 2013-74, Class AD	7,711	2.00	7/25/23	7,688
FNMA REMICS, Series 2017-97, Class DP	30,612	3.50	10/25/46	30,100
FNMA REMICS, Series 2018-1, Class TE	11,926	3.50	3/25/44	11,947
FNMA REMICS, Series 2018-25, Class AG	212,206	3.50	4/25/47	212,875
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	344,782	2.96	11/25/37	344,334
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	664,779	2.89	12/25/37	663,541
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	284,853	4.00	2/25/59	285,524
Vendee Mortgage Trust, Series 1993-1, Class ZB	5,241	7.25	2/15/23	5,292

				2,958,695

Non-Agency - 4.8%
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	595,942	2.50	6/25/51	549,385
JP Morgan Mortgage Trust, Series 2021-12, Class A4 1, [4]	501,301	2.50	2/25/52	456,779
JP Morgan Mortgage Trust, Series 2021-13, Class A4 1, [4]	854,922	2.50	4/25/52	779,593
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,214,822	2.50	10/25/51	1,106,932
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	539,066	2.50	11/25/51	491,190
JP Morgan Mortgage Trust, Series 2022-1, Class A11 1, [4]	2,405,722	1.43	7/25/52	2,234,230
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	262,011	4.00	3/25/57	254,963
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	275,700	4.00	4/25/57	270,012
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	95,496	3.12	6/25/57	95,206
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	204,869	4.00	12/25/57	199,402
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	275,759	2.37	1/25/48	269,978
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	290,524	2.50	11/25/50	275,028

JUNE 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	264,635	2.50	9/25/50	243,216

				7,225,914

Total Collateralized Mortgage Obligations (cost: $10,959,074)				10,184,609

Corporate Bonds - 23.6%
American Equity Investment Life Holding Co.	950,000	5.00	6/15/27	939,186
Bank of America Corp. [1]	1,000,000	1.94	5/28/24	984,160
Bank OZK (Subordinated) [1]	1,000,000	2.75	10/1/31	910,710
BGC Partners, Inc.	900,000	4.38	12/15/25	878,187
British Airways 2020-1 Class B Pass Through Trust [4]	352,890	8.38	11/15/28	370,217
Brown & Brown, Inc.	350,000	4.20	9/15/24	349,115
Cabot Corp.	680,000	3.40	9/15/26	655,226
Cadence Bank (Subordinated), 3 Mo. Libor + 3.03% [1]	1,200,000	4.75	6/30/29	1,174,890
Cadence Design Systems, Inc.	500,000	4.38	10/15/24	504,826
Canadian Natural Resources, Ltd.	1,000,000	3.85	6/1/27	959,740
CenterState Bank Corp. (Subordinated) [1]	650,000	5.75	6/1/30	660,135
CVS Pass-Through Trust Series 2009 [4]	887,138	8.35	7/10/31	1,015,962
Delta Air Lines 2015-1 Class AA Pass Through Trust	358,603	3.63	7/30/27	339,708
Duke Energy Florida Project Finance, LLC	1,185,000	2.54	9/1/29	1,127,127
El Paso Natural Gas Co., LLC	500,000	7.50	11/15/26	547,638
Equinor ASA	224,000	7.15	11/15/25	245,586
F&G Global Funding [4]	900,000	0.90	9/20/24	835,358
Fairfax U.S., Inc. [4]	600,000	4.88	8/13/24	598,940
First Midwest Bancorp, Inc. (Subordinated)	1,250,000	5.88	9/29/26	1,304,164
First-Citizens Bank & Trust Co. (Subordinated) [1]	1,250,000	4.13	11/13/29	1,214,500
Hyundai Capital America [4]	895,000	2.38	10/15/27	788,580
Jackson National Life Insurance Co. (Subordinated) [4]	1,000,000	8.15	3/15/27	1,126,093
JetBlue 2019-1 Class B Pass Through Trust	777,354	8.00	11/15/27	791,636
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	2.20	5/10/23	899,208
Liberty Mutual Insurance Co. (Subordinated) [4]	500,000	8.50	5/15/25	546,701
M&T Bank Corp. (Subordinated)	450,000	4.00	7/15/24	446,900
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	825,924
Minnesota Life Insurance Co. (Subordinated) [4]	925,000	8.25	9/15/25	1,038,259
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,300,000	4.12	12/15/24	1,300,291
Old Republic International Corp.	1,338,000	4.88	10/1/24	1,359,953
Orange & Rockland Utilities, Inc.	700,000	6.50	12/1/27	766,731
PennantPark Investment Corp.	700,000	4.00	11/1/26	601,073
PPL Electric Utilities Corp., 3 Mo. Libor + 0.25% [1]	333,000	2.48	9/28/23	329,278
Reliant Bancorp, Inc. (Subordinated) [1]	1,250,000	5.13	12/15/29	1,236,764
RenaissanceRe Finance, Inc.	725,000	3.45	7/1/27	691,305
TIAA FSB Holdings, Inc. (Subordinated)	1,080,000	5.75	7/2/25	1,102,207
Tosco Corp.	740,000	7.80	1/1/27	839,534
Towne Bank (Subordinated), 3 Mo. Libor + 2.55% [1]	943,000	4.50	7/30/27	942,732
Tyco Intl. Finance	1,000,000	3.90	2/14/26	960,707
United Airlines 2014-1 Class A Pass Through Trust	861,758	4.00	4/11/26	811,787
United Financial Bancorp, Inc. (Subordinated)	300,000	5.75	10/1/24	300,385
VeriSign, Inc.	550,000	4.75	7/15/27	537,088
West Loop BC (Subordinated), 3 Mo. Libor + 1.87 [1]	1,300,000	4.00	12/1/27	1,287,773

Total Corporate Bonds (cost: $37,443,949)				35,146,284

Mortgage Pass-Through Securities - 12.1%

Federal Home Loan Mortgage Corporation - 3.2%
Freddie Mac	333,562	2.00	11/1/31	319,498
Freddie Mac	423,119	2.00	8/1/32	405,663
Freddie Mac	52,478	3.00	9/1/27	52,397
Freddie Mac	551,384	3.00	1/1/35	544,718

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Freddie Mac	1,468,036	3.00	1/1/36	1,443,614
Freddie Mac	10,180	3.50	7/1/26	10,186
Freddie Mac	772,615	3.50	8/1/31	778,440
Freddie Mac	291,149	3.50	9/1/32	292,018
Freddie Mac	68,951	4.00	7/1/26	69,929
Freddie Mac	67,970	4.00	1/1/27	68,908
Freddie Mac	2,195	4.50	7/1/26	2,247
Freddie Mac	319,820	4.50	10/1/34	325,960
Freddie Mac	4,504	5.00	10/1/25	4,609
Freddie Mac	281,307	5.00	5/1/28	287,648

				4,605,835

Federal National Mortgage Association - 7.7%
Fannie Mae	1,199,078	2.35	5/1/23	1,195,349
Fannie Mae	1,526,466	2.50	6/1/31	1,499,404
Fannie Mae	467,578	2.50	2/1/35	449,503
Fannie Mae	77,658	3.00	8/1/28	77,238
Fannie Mae	487,523	3.00	9/1/32	480,043
Fannie Mae	523,825	3.00	4/1/40	501,533
Fannie Mae	1,293,909	3.00	6/1/40	1,253,147
Fannie Mae	164,241	3.50	1/1/26	163,880
Fannie Mae	523,627	3.50	2/1/32	524,426
Fannie Mae	1,266,186	3.50	8/1/33	1,268,124
Fannie Mae	455,281	3.50	5/1/35	455,974
Fannie Mae	3,370	4.00	9/1/24	3,408
Fannie Mae	35,619	4.00	6/1/25	36,021
Fannie Mae	9,207	4.00	10/1/31	9,374
Fannie Mae	553,577	4.00	10/1/34	560,835
Fannie Mae	1,937,072	4.00	1/1/39	2,005,524
Fannie Mae	23,619	4.50	4/1/25	24,164
Fannie Mae	469,594	5.50	8/1/40	514,525
Fannie Mae	586,863	5.50	2/1/42	630,688

				11,653,160

Government National Mortgage Association - 0.3%
Ginnie Mae, US Treasury + 1.50% [1]	20,435	1.88	4/20/33	20,453
Ginnie Mae, US Treasury + 1.50% [1]	5,236	1.88	4/20/42	5,270
Ginnie Mae	1,290	5.00	12/20/23	1,326
Ginnie Mae	1,609	5.00	9/15/24	1,653
Ginnie Mae	11,771	5.00	6/20/26	12,213
Ginnie Mae	420,514	6.00	7/20/37	460,332

				501,247

Other Federal Agency Securities - 0.9%
Small Business Administration Pools, PRIME - 2.50% [1]	358,052	1.00	5/25/43	365,496
Small Business Administration Pools, PRIME + 0.82% [1]	217,695	4.32	3/25/30	231,554
Small Business Administration Pools, PRIME + 0.83% [1]	616,603	4.33	2/25/28	647,943

				1,244,993

Total Mortgage Pass-Through Securities (cost: $18,978,396)				18,005,235

Taxable Municipal Bonds - 15.3%
Anaheim Housing & Public Improvements Authority	1,000,000	2.94	10/1/24	987,900
Borough of Naugatuck CT G.O.	190,000	1.40	9/15/27	168,834
California Municipal Finance Authority	725,000	2.19	11/15/26	683,537
Cape Girardeau School District No. 63 G.O.	1,000,000	5.35	3/1/27	1,050,535
Charleston County School District	800,000	1.05	9/15/26	757,240
Chino, CA Public Financing Authority	215,000	1.70	9/1/26	197,273
City & County Honolulu HI Wastewater System	1,000,000	3.20	7/1/26	987,630
City of Cleveland OH	125,000	1.28	10/1/26	113,314

JUNE 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
City of Encinitas CA	500,000	1.45	9/1/27	449,800
City of Kansas MO [9]	1,245,000	3.27	4/1/25	1,236,571
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,017
Columbus Metropolitan Housing Authority	1,000,000	1.25	11/1/24	949,000
County of Cook IL	1,200,000	5.79	11/15/29	1,263,900
County of Yamhill OR	455,000	4.50	10/1/30	453,962
District of Columbia [9]	1,000,000	3.85	2/28/25	987,510
Duluth Independent School District No. 709	250,000	2.00	2/1/24	244,670
Florida Capital Projects Finance Authority	800,000	4.00	10/1/24	772,792
Illinois Finance Authority	455,000	3.25	5/15/27	434,198
Jersey City, NJ G.O.	335,000	1.13	9/1/26	302,602
Kansas City Industrial Development Authority	500,000	1.75	3/1/26	465,215
Kentucky Higher Education Student Loan Corp.	1,000,000	2.52	6/1/35	909,840
Louisiana Local Government Environmental Facilities & Community Development Authority	1,500,000	3.62	2/1/29	1,499,565
Massachusetts Educational Financing Authority	140,000	4.00	1/1/32	141,158
Massachusetts Educational Financing Authority	275,000	4.41	7/1/34	277,629
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	857,020
Michigan State Housing Development Authority	500,000	2.90	6/1/52	378,625
Mount Diablo Unified School District G.O.	1,000,000	5.55	8/1/27	1,049,329
New Hampshire Housing Finance Authority	65,000	4.00	7/1/35	65,259
New Mexico Educational Assistance Foundation	1,000,000	2.11	9/1/51	954,100
New York Liberty Development Corp. [9]	450,000	1.41	11/15/26	408,839
New York State Housing Finance Agency	1,000,000	3.25	5/1/27	969,100
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	558,186
Redondo Beach Community Financing Authority [9]	750,000	1.60	5/1/27	670,980
St. Charles Parish School District No. 1	250,000	2.00	3/1/27	233,855
Tennessee Housing Development Agency	15,000	3.50	7/1/31	15,035
Warm Springs Reservation Confederated Tribe [4]	760,000	2.02	11/1/25	721,901
Wisconsin Housing & Economic Development Authority [8]	410,000	3.50	3/1/46	411,525
Zachary Community School District No. 1	285,000	2.00	3/1/27	265,572

Total Taxable Municipal Bonds (cost: $24,062,898)				22,899,018

U.S. Treasury / Federal Agency Securities - 38.3%

Federal Agency Issues - 1.6%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	2.06	3/9/23	250,365
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	1,580,419	2.00	9/1/26	1,525,567
U.S. Department of Housing and Urban Development	690,000	4.28	8/1/27	691,010

				2,466,942

U.S. Treasury - 36.7%
U.S. Treasury Floating Rate Notes, 3 Mo. U.S. Treasury + 0.06% [1]	8,800,000	0.15	10/31/22	8,808,849
U.S. Treasury Inflation Indexed Bonds	3,268,720	0.13	7/15/22	3,279,701
U.S. Treasury Inflation Indexed Bonds	21,768,798	0.13	1/15/23	22,137,846
U.S. Treasury Inflation Indexed Bonds	2,360,389	0.38	7/15/23	2,402,618
U.S. Treasury Inflation Indexed Bonds	17,807,976	0.63	4/15/23	18,114,754

				54,743,768

Total U.S. Treasury / Federal Agency Securities (cost: $57,297,934)				57,210,710

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 5.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.21% (cost: $7,952,203)	7,952,203	7,952,203

Total Investments in Securities - 103.7% (cost: $160,240,209)		154,792,253

Other Assets and Liabilities, net - (3.7)%		(5,606,996)

Net Assets - 100.0%		$149,185,257

[1]

Variable rate security. Rate disclosed is as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2022 was $20,051,168 and represented 13.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2022, 0.3% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2022 was $3,303,900 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2022.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	201	September 2022	(22,562,250)	211,441

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2022.

A summary of the levels for the Fund’s investments as of June 30, 2022 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	3,394,194	—	3,394,194
Collateralized Mortgage Obligations	—	10,184,609	—	10,184,609
Corporate Bonds	—	35,146,284	—	35,146,284
Mortgage Pass-Through Securities	—	18,005,235	—	18,005,235
Taxable Municipal Bonds	—	22,899,018	—	22,899,018
U.S. Treasury / Federal Agency Securities	—	57,210,710	—	57,210,710
Short-Term Securities	7,952,203	—	—	7,952,203
Futures	211,441	—	—	211,441
Total:	8,163,644	146,840,050	—	155,003,694

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2022	5